Document And Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information [Abstract]
Entity Registrant Name	HYDROGENICS CORP
Entity Central Index Key	0001119985
Document Type	40-F
Document Period End Date	Dec. 31, 2018
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Amendment Flag	false
Entity Common Stock, Shares Outstanding	15,447,483